DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUE
Schedule of deferred revenue

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND million	VND million	VND million	USD
Beginning balance of the year	9,087	43,283	606,843	25,427,093
Additions	122,035	615,265	1,480,143	62,018,897
Revenue recognized	(87,839)	(51,705)	(134,042)	(5,616,442)
Ending balance of the year	43,283	606,843	1,952,944	81,829,548
In which:
Short-term	17,338	107,448	173,582	7,273,192
Long-term	25,945	499,395	1,779,362	74,556,356